Statements of Cash Flows (Unaudited) (USD $)	1 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (450)	$ (15,035)	$ (15,485)
Decrease (increase) in assets:
Prepaid expenses	(1,500)	1,500
Net cash used in operating activities	(1,950)	(13,535)	(15,485)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable, related parties	2,000
Advances from shareholders		13,535	15,535
Net cash provided by financing activities	2,000	13,535	15,535
NET CHANGE IN CASH	50	0	50
CASH AT BEGINNING OF PERIOD	50	50	50
CASH AT END OF PERIOD	50	50	50
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES
Forgiveness of related party debt	2,000	13,535	15,535
Issuance of common stock to founders	$ 7,000		$ 7,000